Fees Summary	Dec. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 41,768,543.7
Previously Paid Amount	0
Total Fee Amount	5,768.24
Total Offset Amount	0
Net Fee	$ 5,768.24